Stock-based compensation - The fair value of the grant of Share Performance Awards was estimated on the date of grant (Details) - EUR (€)									12 Months Ended
	Oct. 27, 2022	May 27, 2022	Jan. 28, 2022	Oct. 22, 2021	May 28, 2021	Feb. 01, 2021	Oct. 29, 2020	Jan. 15, 2020	Dec. 31, 2022
Share Performance Awards
Share-based payments
Risk free interest rate, share-based payments	2.03%	0.57%	(0.46%)	(0.43%)	(0.57%)	(0.78%)	(0.85%)	(0.55%)
Expected volatility of share, share based-payments	51.00%	45.00%	37.00%	35.00%	40.00%	42.00%	40.00%	37.00%
Expected volatility of index, share based-payments			17.00%			29.00%		18.00%
Fluctuation, share based-payments	5.00%			5.00%			5.00%
Exercise price, share-based payments	€ 1.00	€ 1.00	€ 1.00	€ 1.00	€ 1.00	€ 1.00	€ 1.00	€ 1.00
Share price at grant date, share based-payments	19.47	25.26	€ 34.90	44.98	35.49	€ 32.25	22.92	€ 23.39
Market value of index, share based-payments			€ 3,411.87			€ 3,375.67		€ 3,099.05
Fair value for Management Board, share based-payments		22.87	€ 31.30		33.50	€ 31.34		€ 22.69
Fair value for executives, share based-payments	€ 18.57	€ 24.29	€ 33.66	€ 43.96	€ 34.47	€ 36.65	€ 21.89	€ 25.28
Expected dividend as percentage, share-based payments									0.00%
Share Performance Awards | Minimum
Share-based payments
Fluctuation, share based-payments		0.00%	0.00%		0.00%	0.00%		0.00%
Share Performance Awards | Maximum
Share-based payments
Fluctuation, share based-payments		5.00%	5.00%		5.00%	5.00%		5.00%
Vesting periods starting in January
Share-based payments
Expected life, share based-payments									4 years
Vesting eriods starting in May and October
Share-based payments
Expected life, share based-payments									5 years